Non-cash operating items	12 Months Ended
Dec. 31, 2024
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

	2024	2023
Accounts receivable	$15,587	$3,863
Fuel and natural gas in storage	5,263	46,368
Supplies and consumables inventory	(7,147)	(48,539)
Income taxes recoverable	(1,974)	(2,889)
Prepaid expenses	11,526	(13,218)
Accounts payable, accrued liabilities and other	(58,556)	22,344
Current income tax liability	12,458	1,096
Net regulatory assets and liabilities	(116,595)	(95,361)
	$(139,438)	$(86,336)